DERIVATIVES - Collateral Payable Associated With Derivative Positions (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Collateral payable associated with derivatives	$ 36,021	$ 61,060	$ 20,888
Collateral payable — Digital assets
Derivative [Line Items]
Collateral payable associated with derivatives	28,569	30,600	9,521
Collateral payable — Cash
Derivative [Line Items]
Collateral payable associated with derivatives	$ 7,452	$ 30,460	$ 11,367